Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 2, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2019, as supplemented

Removal of Sub-Adviser

Effective February 29, 2020, GSA Capital Partners LLP (“GSA”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by GSA have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. All references to GSA in the Fund’s Prospectus are removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Shelter Growth Capital Partners LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Shelter Growth Capital Partners LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

The list of sub-advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers:

Bayview Asset Management, LLC

Blackstone Real Estate Special Situations Advisors L.L.C.

Caspian Capital LP

Cerberus Sub-Advisory I, LLC

D. E. Shaw Investment Management, L.L.C.

Emso Asset Management Limited

Endeavour Capital Advisors Inc.

Good Hill Partners LP

GSO / Blackstone Debt Funds Management LLC

H2O AM LLP

HealthCor Management, L.P.

IPM Informed Portfolio Management AB

Magnetar Asset Management LLC

Nephila Capital Ltd.

NWI Management, L.P.

Sage Rock Capital Management LP

Shelter Growth Capital Partners LLC

Two Sigma Advisers, LP

Waterfall Asset Management, LLC

The list of sub-advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy	Sub-Strategy
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Cerberus Sub-Advisory I, LLC	Relative Value Strategies	Fixed Income – Asset Backed
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Market Neutral
Good Hill Partners LP	Relative Value Strategies	Fixed Income – Asset Backed
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies	Fixed Income – Asset Backed
H2O AM LLP	Macro Strategies	Discretionary Thematic
HealthCor Management, L.P.	Equity Hedge Strategies	Equity Long/Short
IPM Informed Portfolio Management AB	Macro Strategies	Systematic Diversified
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
NWI Management, L.P.	Macro Strategies	Discretionary Thematic
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Shelter Growth Capital Partners LLC	Relative Value Strategies	Fixed Income – Asset Backed
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed

The following disclosure is added to the section “More on Fund Management—Adviser and Sub-Advisers—Sub-Advisers” in the Prospectus:

•

Shelter Growth Capital Partners LLC (“Shelter Growth”), located at 750 Washington Boulevard, Suite 1050, Stamford, CT 06901, an investment adviser registered with the SEC, may manage a portion of the Fund’s assets using Relative Value Strategies. Founded in 2014, Shelter Growth had approximately $2.5 billion in assets under management as of January 31, 2020.

Sub-Adviser Approvals

Effective immediately, the following disclosure is added to (i) the end of the fourth full paragraph on page 4 of the Prospectus, (ii) the end of the fifth full paragraph on page 18 of the Prospectus, and (ii) the end of the “More on Fund Management—Multi-Manager Structure” section of the Prospectus:

In accordance with a separate exemptive order that the Fund and the Adviser have obtained from the SEC, the Board of Trustees may approve a new sub-advisory agreement or a material amendment to an existing sub-advisory agreement at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 2, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2019, as supplemented

Removal of Sub-Adviser

Effective February 29, 2020, GSA Capital Partners LLP (“GSA”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by GSA have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. All references to GSA in the Fund’s Statement of Additional Information are removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Shelter Growth Capital Partners LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Shelter Growth Capital Partners LLC (“Shelter Growth”). The principal owner of Shelter Growth is One Dock Partners, LP, the principal owners of which are Dan Sparks, Kevin Gasvoda, and Justin Mahoney.

Sub-Adviser Proxy Voting Policy

Effective immediately, the following disclosure is added to Appendix A to the Statement of Additional Information:

Summary of Shelter Growth’s Proxy Voting Policy

The Firm (Shelter Growth) owes its investors a duty of care, loyalty and respect with regards to proxy voting activities conducted on behalf of its clients. As a fiduciary and a registered investment adviser, the Firm is required to vote proxies in a manner that is consistent with the best interests of the Firm’s investors.

What is the Requirement? SEC registered investment advisers must keep a record of all proxies received, the manner in which they voted and any documentation that was material to their decision to vote a particular way. Additionally, each registered adviser must have a policy and procedure that is designed to appropriately address conflicts of interest with respect to their proxy voting activity on behalf of clients. As a further point, registered advisers must also deliver their proxy voting log to any client upon their request.

How do we Comply? The CCO will ensure that the Firm retains the following records in connection with proxies:

•	The name of the company;

•	The date the proxy was received and reviewed by SGCP;

•	The date of the respective proxy vote;

•	The manner in which the proxy was voted (or abstained) by SGCP;

•	The reasoning behind SGCP’s vote (or abstention).

Generally, the Firm will apply the following proxy voting procedures:

Identification of Material Conflicts of Interest: Access Persons (for these purposes Access Persons are individuals, both internally and externally, who are in a position to inappropriately utilize client information, i.e. all officers, directors, employees and partners) are required to disclose relationships that may potentially cause conflicts of interest with respect to proxy voting including but not limited to records related to personal holdings, transactions in securities and records of Outside Business Activities as defined in the Code of Ethics and relationships with officers and directors of publicly traded companies as defined in the Code of Ethics. Additionally, both the Firm’s business arrangements and the business and personal relationships of Access Persons have the potential to result in proxy voting conflicts of interest under certain circumstances.

As stated above, Access Persons are required to disclose any business arrangements, personal relationships or other relationships that have the potential to create proxy voting conflicts. In the event that any Access Person of the Firm becomes aware of the potential for a proxy voting conflict of interest, such Access Person is required to report such potential conflict to the CCO immediately. Failure to appropriately report information to the CCO that may constitute a material conflict of interest with respect to proxy voting constitutes a serious breach of Firm

Distribution of Proxy Voting Conflicts Questionnaire: Each proxy that is received by the Firm must be delivered to the Firm’s CCO for review. The CCO is responsible for review of the Firm’s records to determine if there are any material conflicts of interest with respect to the proxy. Following the review of the Firm’s records, the CCO will distribute a questionnaire to all Access Persons indicating that a proxy related to a particular issue is in the Firm’s possession. Access Persons will have a prescribed period of time in which to report any additional potential conflicts of which they are aware prior to the Firm returning a proxy vote. Following the CCO’s review for conflicts and the distribution of the proxy conflict check notice, if no material conflicts of interest are noted, the Firm will cast the proxy vote in a manner that is consistent with the best interests of the Firm’s investors and provide a copy of such vote to the Firm’s CCO for appropriate recordkeeping.

Resolution of Material Conflicts of Interest: In the event that the review of Firm records or the proxy voting conflict questionnaire distribution or other records provided to the CCO indicate the presence or the potential presence of a material conflict of interest between the Firm and its clients or funds managed by the Firm, a Shareholder’s Representative elected by the vote of a fund’s investors in the case of a fund or the client itself in the case of an individual client will be consulted in order to assess the appropriateness of the Firm’s vote on behalf of the client or the fund. The client or Shareholder’s Representative may be informed of the opinion of the Firm related to the vote but must also be informed of the potential conflict of interest in great detail, providing any and all information related to the conflict that is necessary to understand the nature of such conflict. Additionally, any further information requested by the Shareholder’s Representative or the client related to the vote or the Firm’s conflict of interest must be provided directly to the Shareholder’s Representative or the client by the CCO.

Shareholders should retain this Supplement for future reference.